Loans Payable (Tables)	6 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
Schedule of loans payable [Table Text Block]
Balance, March 31, 2024	$13,188
Interest	414
Repayment	(1,343)
Foreign exchange movement	734
Balance, March 31, 2025	12,993

Interest	151
Foreign exchange movement	909
Balance, September 30, 2025	14,053

Less: current portion	(3,107)
Non-current portion	$10,946